Provisions - Summary of Provisions (Detail) - Litigation and other [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	$ 287	$ 296
Provisions made during the year	470	149
Provisions utilized / released during the year	(184)	(158)
Ending balance	$ 573	$ 287